Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of disaggregation of revenue

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Upfront franchise fees	32,356	38,066	46,831
Continuing franchise fees	554,227	757,158	1,362,654
Sales of hotel supplies and other products	514,557	516,865	1,179,686
Other transactions with the franchisees	119,161	48,754	116,438
Manachised hotels	1,220,301	1,360,843	2,705,609
Room	579,946	505,557	782,646
Food and beverage	43,641	43,313	51,583
Others	6,651	4,059	5,815
Leased hotels	630,238	552,929	840,044
Retail	191,596	253,607	971,931
Others	105,442	95,604	148,383
Total	2,147,577	2,262,983	4,665,967

Schedule of contract balances

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	152,167	194,399
Less: allowance for doubtful accounts	(19,468)	(32,298)
Accounts receivable, net	132,699	162,101

	As of December 31,
	2022	2023
	RMB	RMB
Current	8,741	5,184
Non-current	58,288	54,446
Subtotal	67,029	59,630
Less: allowance for doubtful accounts	—	(28,819)
Total contract assets	67,029	30,811

	As of December 31,
	2022	2023
	RMB	RMB
Current	202,996	406,066
Non-current	277,841	369,455
Deferred revenue	480,837	775,521

	As of December 31,
	2022	2023
	RMB	RMB
Upfront franchise fees	319,537	420,421
Advances from sales of hotel supplies and other products	92,144	238,739
Loyalty program	36,877	44,787
Others	32,279	71,574
Deferred revenue	480,837	775,521

Schedule of changes in the allowance for doubtful accounts

	As of December 31,
	2022	2023
	RMB	RMB
At the beginning of the year	14,731	19,468
Cumulative effect of the adoption of ASU 2016-13	—	1,371
Allowance made during the year	4,737	11,935
Write off during the year	—	(476)
At the end of the year	19,468	32,298

	As of December 31,
	2022	2023
	RMB	RMB
At the beginning of the year	—	—
Allowance made during the year	—	28,819
At the end of the year	—	28,819